Investor Class | AMG Managers Emerging Opportunities Fund

AMG FUNDS I

AMG MANAGERS EMERGING OPPORTUNITIES FUND

Supplement to Prospectuses dated March 1, 2015

Multiple Classes—Supplemental Information

Multiple Class Information

AMG Managers Emerging Opportunities Fund (the "Fund") currently offers Service Class shares and Institutional Class shares. In addition to the classes of shares of the Fund currently being offered, the Fund may from time to time issue Investor Class shares.

Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Fund is subject to a different minimum initial investment requirement, as described in greater detail below.

Shareholders of Investor Class shares may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Investor Class shares are also subject to a Distribution and Service Plan (12b-1 Plan) adopted by the Board of Trustees of AMG Funds I (the "Trust"), as described below.

As a result of these differences in the distribution and servicing arrangements, Investor Class shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in the Fund.

Performance

Because Investor Class shares of the Fund have not commenced operations, the class has no performance history.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Management Fee	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver and Expense Reimbursements[1]	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.69%

[1]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2016, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.18% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through March 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$172	$568	$990	$2166

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.